Leases (Details) - Schedule of Leases	Mar. 31, 2024	Mar. 31, 2023
Weighted average lease term (Years)
Finance leases	2 years 9 months 18 days	2 years 9 months 18 days
Operating leases	1 year 7 months 6 days	1 year 9 months 18 days
Weighted average discount rate
Finance leases	4.40%	3.90%
Operating leases	5.60%	3.00%